Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. In addition, the Company is involved in certain claims and legal actions arising in the ordinary course of business. The outcome of these claims and actions are not presently determinable; however, in the opinion of the Company’s management, after consulting legal counsel, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position. The following table presents the notional amount of the Company’s off-balance sheet financial instruments as of December 31, 2013 and 2012:

(Dollar amounts in thousands)	2013	2012
Loans in process and commitments:
Fixed interest rate	$18,551	$18,732
Variable interest rate	11,671	13,617
Lines of credit (unfunded):
Commercial	29,009	21,544
Consumer	50,002	51,375
Letters of credit:
Standby	2,903	15,423
Interest Rate Cap Contracts	230,000	170,000
Interest Rate Swap Contracts	35,000	35,000

Commitments to extend credit involve, to a varying degree, elements of credit and interest rate risk in excess of amounts recognized in the consolidated statement of financial condition. The Company’s exposure to credit loss in the event of non-performance by the other party for commitments to extend credit is represented by the contractual amount of these commitments, less any collateral value obtained. The Company uses the same credit policies in making commitments as for on-balance sheet instruments.

The Company’s distribution of commitments to extend credit approximates the distribution of loans receivable outstanding. The fair value of the off balance sheet items approximated the carrying value of those items at those dates.